Investments in Master Trust - Employee Benefit Plan, Schedule of Investments and Other Assets and Liabilities of The Master Trust and the Plan's Divided Interest in The Master Trust (Details) - EBP 001 [Member] - USD ($)
		Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	[1],[2]	$ 2,955,906,701	$ 2,593,265,364
Master Trust Balances [Member]
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value		2,955,906,701	2,593,265,364
Synthetic guaranteed investment contracts	[3]	181,495,804	202,398,484
Total Master Trust investments	[3]	3,137,402,505	2,795,663,848
Plan's Divided Interest in Master Trust Balances [Member]
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value		1,366,509,068	1,161,213,769
Synthetic guaranteed investment contracts	[3]	92,212,329	101,221,900
Total Master Trust investments	[3]	1,458,721,397	1,262,435,669
Self-directed brokerage accounts [Member]
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	[1],[2]	68,568,900	63,933,022
Self-directed brokerage accounts [Member] | Master Trust Balances [Member]
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value		68,568,900	63,933,022
Self-directed brokerage accounts [Member] | Plan's Divided Interest in Master Trust Balances [Member]
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value		31,975,215	27,586,928
Collective trust funds [Member]
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	[1],[2]	1,796,495,832	1,505,906,782
Collective trust funds [Member] | Master Trust Balances [Member]
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value		1,796,495,832	1,505,906,782
Collective trust funds [Member] | Plan's Divided Interest in Master Trust Balances [Member]
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value		752,350,653	608,135,359
Target date collective funds [Member]
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	[1],[2]	858,158,743	763,362,777
Target date collective funds [Member] | Master Trust Balances [Member]
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value		858,158,743	763,362,777
Target date collective funds [Member] | Plan's Divided Interest in Master Trust Balances [Member]
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value		525,375,298	461,319,853
Short-term investment funds [Member]
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	[1],[2]	7,947,737	10,243,503
Short-term investment funds [Member] | Master Trust Balances [Member]
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value		7,947,737	10,243,503
Short-term investment funds [Member] | Plan's Divided Interest in Master Trust Balances [Member]
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value		3,600,071	4,449,936
Company common stock [Member]
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	[1],[2]	224,735,489	249,819,280
Company common stock [Member] | Master Trust Balances [Member]
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value		224,735,489	249,819,280
Company common stock [Member] | Plan's Divided Interest in Master Trust Balances [Member]
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value		$ 53,207,831	$ 59,721,693

[1]	The Master Trust holds a portfolio of synthetic guaranteed investment contracts within the PCA Stable Value Fund, which are measured at contract value and are therefore not included in the fair value hierarchy.
[2]	The Plan determined that certain assets held in the Master Trust that do not have readily determinable fair values are measured at fair value using the NAV per share practical expedient and are not classified within the fair value hierarchy.
[3]	The Master Trust holds a portfolio of synthetic guaranteed investment contracts within the PCA Stable Value Fund, which are measured at contract value and are therefore not included in the calculation of total net assets at fair value.